Redeemable Non-controlling Interests	6 Months Ended	9 Months Ended
	Jun. 30, 2021	Sep. 30, 2021
Redeemable Non-controlling Interests
Redeemable Non-controlling Interests

18. Redeemable Non-controlling Interests

In the fourth quarter of 2020, the Group entered into a series of share purchase agreements with then existing shareholders of Shanghai Jiamian Information Technology Co., Ltd. (“JM Tech”) to acquire the majority of the company’s equity interest. The Group agreed to redeem the non-controlling interests held by founders and CEO of the company under certain circumstances during the following years subsequent to the acquisition. The Group determined that the non-controlling interest with redemption rights should be classified as redeemable non-controlling interest since they are contingently redeemable upon the occurrence of certain conditional events, which are not solely within the control of the Group.

The redeemable non-controlling interests is recognized at fair value on the acquisition date. The Group records accretion on the redeemable non-controlling interest to the redemption value over the period from the date of the acquisition to the date of earliest redemption. The accretion using the effective interest method, is recorded as deemed dividends to preferred shareholders, which reduce retained earnings and equity classified non-controlling interests, and earnings available to common shareholders in calculating basic and diluted earnings per share.

The process of adjusting redeemable non-controlling interests to its redemption value (the “Mezzanine Adjustment”) should be performed after attribution of the subsidiary's net income or loss pursuant to ASC 810, Consolidation. The carrying amount of redeemable non-controlling interests will equal the higher of the amount resulting from application of ASC 810 or the amount resulting from the Mezzanine Adjustment. As the expected redemption value is less than the carrying value of redeemable non-controlling interests, there is nil mezzanine adjustment recognized for the six months ended June 30, 2021.

Pursuant to the agreements between the Group and the founders who are also employees of JM Tech, the founders are required to be in employment during the following two years till December 31, 2022 to be entitled to their proportionate share in JM Tech’s existing and future retained earnings during the period. Such entitlement will automatically be forfeited upon the termination of their employment during the period. The Company considered this arrangement as certain economic interests associated with the founders’ non-controlling interest in JM Tech till December 31, 2022. Therefore, the Company recognized compensation costs for the founders’ share of JM Tech’s retained earnings with the credit increasing non-controlling interest and redeemable non-controlling interest. During the six months ended June 30, 2021, $13.3 million compensation costs were recognized, of which $10.9 million was recorded to increase redeemable non-controlling interest.

18. Redeemable Non-controlling Interests

In the fourth quarter of 2020, the Group entered into a series of share purchase agreements with then existing shareholders of Shanghai Jiamian Information Technology Co., Ltd. (“JM Tech”) to acquire the majority of the company’s equity interest. The Group agreed to redeem the non-controlling interests held by founders and CEO of the company under certain circumstances during the following years subsequent to the acquisition. The Group determined that the non-controlling interest with redemption rights should be classified as redeemable non-controlling interest since they are contingently redeemable upon the occurrence of certain conditional events, which are not solely within the control of the Group.

The redeemable non-controlling interests is recognized at fair value on the acquisition date. The Group records accretion on the redeemable non-controlling interest to the redemption value over the period from the date of the acquisition to the date of earliest redemption. The accretion using the effective interest method, is recorded as deemed dividends to preferred shareholders, which reduce retained earnings and equity classified non-controlling interests, and earnings available to common shareholders in calculating basic and diluted earnings per share.

The process of adjusting redeemable non-controlling interests to its redemption value (the “Mezzanine Adjustment”) should be performed after attribution of the subsidiary’s net income or loss pursuant to ASC 810, Consolidation. The carrying amount of redeemable non-controlling interests will equal the higher of the amount resulting from application of ASC 810 or the amount resulting from the Mezzanine Adjustment. As the expected redemption value is less than the carrying value of redeemable non-controlling interests, there is nil mezzanine adjustment recognized for the nine months ended September 30, 2021.

Pursuant to the agreements between the Group and the founders who are also employees of JM Tech, the founders are required to be in employment during the following two years till December 31, 2022 to be entitled to their proportionate share in JM Tech’s existing and future retained earnings during the period. Such entitlement will automatically be forfeited upon the termination of their employment during the period. The Company considered this arrangement as certain economic interests associated with the founders’ non-controlling interest in JM Tech till December 31, 2022. Therefore, the Company recognized compensation costs for the founders’ share of JM Tech’s retained earnings with the credit increasing non-controlling interest and redeemable non-controlling interest. During the nine months ended September 30, 2021, $18.4 million compensation costs were recognized, of which $15.6 million was recorded to increase redeemable non-controlling interest.